OPERATING LEASE - Operating lease related assets and liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating lease related assets and liabilities recorded on the balance sheets
Rights of use lease assets	$ 1,195,092	$ 353,238
Operating lease liabilities, current	515,592	351,551
Operating lease liabilities, noncurrent	537,447
Total operating lease liabilities	$ 1,053,039	$ 351,551